Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

24.Subsequent events

Management has evaluated subsequent events after the balance sheet date, through the issuance of these consolidated financial statements, for appropriate accounting and disclosures.

On January 22, 2024, the Company announced that it will regain all global rights to the anti-amyloid beta antibody crenezumab and the anti-Tau antibody semorinemab following termination of the collaboration agreements with Genentech, a member of the Roche Group, and Roche, which termination will be effective in April 2024. Both antibodies have been evaluated in clinical studies for AD. AC Immune will also regain rights to existing GMP drug-product for clinical testing as well as associated data generated under each of the agreements. AC Immune will carefully review and evaluate available data sets, including the final open label extension results from the Lauriet trial when they become available and are received in full by AC Immune, before decisions are made on potential further development and other opportunities.

On February 1, 2024, the Company received the milestone payment of CHF 14.8 million due from Janssen for the commencement of first Phase 2b clinical study.